Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Possible Redemption - Class A Common Stock [Member] - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds					$ 276,000,000	$ 276,000,000
Proceeds allocated to Public Warrants					(18,078,000)
Class A common stock issuance at cost					(13,270,637)
Redemption of Class A common stock	$ (7,488,538)		$ (3,293,029)		(258,680,733)
Waiver of deferred underwriting fees			5,622,700
Accretion of carrying value to redemption value	(283,460)	$ 367,467	(4,881,122)		2,790,814	31,348,637
Accretion of carrying value to redemption value					34,139,451
Class A common stock subject to possible redemption, Beginning	17,926,097	17,558,630	20,110,081	$ 20,110,081	276,000,000
Class A common stock subject to possible redemption,Ending	$ 10,721,019	$ 17,926,097	$ 17,558,630	$ 10,721,019	$ 20,110,081	$ 276,000,000